UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21888
                                                     ---------

                   OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: MAY 31
                                                  ------

                   Date of reporting period: FEBRUARY 28, 2007
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--20.2%
--------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--4.3%
Citibank NA:
5.31%, 4/24/07                                 $   50,000,000   $    50,000,000
5.31%, 5/11/07                                     50,000,000        50,000,000
5.31%, 5/14/07                                     34,000,000        34,000,000
5.315%, 4/30/07                                    21,000,000        21,000,000
                                                                ----------------
                                                                    155,000,000

--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--15.9%
Barclays Bank plc, New York, 5.31%, 5/29/07        50,000,000        50,000,000
--------------------------------------------------------------------------------
Calyon, New York, 5.30%, 9/13/07 1                100,000,000        99,985,741
--------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY:
5.31%, 3/12/07                                     35,000,000        35,000,000
5.344%, 3/30/07                                    30,000,000        30,000,584
--------------------------------------------------------------------------------
Deutsche Bank Financial LLC, 5.275%, 3/8/07        50,000,000        50,000,000
--------------------------------------------------------------------------------
Fortis Bank SA/NV, New York:
5.31%, 5/7/07                                      50,000,000        50,000,000
5.31%, 5/7/07                                      50,000,000        50,000,000
--------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland,
Stamford CT, 5.31%, 5/11/07                        50,000,000        50,000,000
--------------------------------------------------------------------------------
Rabobank Nederland NV, New York, 5.275%,
3/5/07                                            150,000,000       150,000,000
                                                                ----------------
                                                                    564,986,325

                                                                ----------------
Total Certificates of Deposit
(Cost $719,986,325)                                                 719,986,325

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--31.9%
--------------------------------------------------------------------------------
Bank of America Corp.:
5.24%, 4/30/07                                     40,000,000        39,650,667
5.31%, 4/19/07                                     50,000,000        50,000,000
5.31%, 4/23/07                                     50,000,000        50,000,000
--------------------------------------------------------------------------------
Barclays Bank plc, New York, 5.315%, 4/23/07       50,000,000        49,999,850
--------------------------------------------------------------------------------
Danske Corp., 5.26%, 3/9/07 2                      64,601,000        64,525,489
--------------------------------------------------------------------------------
Deutsche Bank Financial LLC, 5.26%, 3/6/07         65,000,000        64,952,514
--------------------------------------------------------------------------------
Dexia Delaware LLC, 5.24%, 5/2/07                  50,000,000        49,548,778
--------------------------------------------------------------------------------
HBOS Treasury Services:
5.24%, 4/24/07                                     50,000,000        49,607,000
5.24%, 4/26/07                                     40,000,000        39,673,956
5.24%, 5/10/07                                     27,000,000        26,724,900
5.24%, 5/11/07                                     75,000,000        74,224,917
--------------------------------------------------------------------------------
Nationwide Building Society:
5.20%, 4/10/07 2                                   50,000,000        49,711,111
5.21%, 4/13/07 2                                   20,000,000        19,875,539
5.245%, 3/6/07 2                                   30,000,000        29,978,125
--------------------------------------------------------------------------------
Nordea North America, Inc., 5.25%, 3/26/07         25,767,000        25,673,058
--------------------------------------------------------------------------------
Santander Central Hispano Finance
(Delaware), Inc., 5.25%, 3/26/07                   36,400,000        36,267,292
--------------------------------------------------------------------------------
Societe Generale North America:
5.16%, 4/5/07                                      50,000,000        49,749,167
5.17%, 4/10/07                                     40,000,000        39,770,222
5.24%, 5/4/07                                      13,400,000        13,275,172
5.24%, 5/9/07                                      13,500,000        13,364,415
--------------------------------------------------------------------------------
St. George Bank Ltd., 5.24%, 4/30/07 2             50,000,000        49,563,333
--------------------------------------------------------------------------------
Stadshypotek Delaware, Inc., 5.24%, 5/7/07 2       50,000,000        49,512,389


                 1 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
Svenska Handelsbanken, Inc., Series S,
5.17%, 3/28/07                                 $   56,250,000   $    56,031,891
--------------------------------------------------------------------------------
Swedbank AB, 5.24%, 5/3/07                         22,000,000        21,798,260
--------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
5.24%, 4/24/07                                     50,000,000        49,607,000
5.24%, 5/1/07                                      22,450,000        22,250,669
5.24%, 5/2/07                                      50,000,000        49,548,778
                                                                ----------------
Total Direct Bank Obligations
(Cost $1,134,884,492)                                             1,134,884,492

--------------------------------------------------------------------------------
LETTERS OF CREDIT--1.9%
--------------------------------------------------------------------------------
Suntrust Bank, guaranteeing commercial paper
of NATC California LLC, 5.27%, 4/13/07
(Cost $67,571,959)                                 68,000,000        67,571,959
--------------------------------------------------------------------------------
SHORT-TERM NOTES--46.2%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--22.2%
Amsterdam Funding Corp., 5.27%, 3/23/07 2          25,000,000        24,919,486
--------------------------------------------------------------------------------
Aquinas Funding LLC, 5.27%, 3/29/07 2              75,000,000        74,692,583
--------------------------------------------------------------------------------
Chesham Finance LLC:
5.28%, 3/7/07                                      70,000,000        69,938,400
5.33%, 3/1/07                                      55,500,000        55,500,000
--------------------------------------------------------------------------------
Crown Point Capital Co., 5.28%, 3/9/07 2          100,000,000        99,882,889
--------------------------------------------------------------------------------
FCAR Owner Trust I, 5.185%, 4/16/07                66,000,000        65,562,732
--------------------------------------------------------------------------------
Gemini Securitization Corp.,
5.27%, 3/29/07 2                                   20,929,000        20,843,214
--------------------------------------------------------------------------------
Gotham Funding Corp., 5.28%, 3/22/07 2             24,500,000        24,424,540
--------------------------------------------------------------------------------
Legacy Capital LLC:
5.27%, 3/6/07                                      24,000,000        23,982,433
5.27%, 3/12/07                                     48,977,000        48,898,133
5.27%, 3/22/07                                     35,000,000        34,892,404
--------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC, 5.28%,
3/16/07 2                                          50,000,000        49,890,000
--------------------------------------------------------------------------------
Old Line Funding Corp., 5.27%, 3/27/07 2           44,665,000        44,495,000
--------------------------------------------------------------------------------
Victory Receivables Corp.:
5.28%, 3/1/07 2                                    23,000,000        23,000,000
5.28%, 3/7/07 2                                    50,000,000        49,956,000
5.28%, 3/20/07 2                                   50,000,000        49,860,667
--------------------------------------------------------------------------------
Yorktown Capital LLC, 5.27%, 3/9/07 2              29,648,000        29,613,279
                                                                ----------------
                                                                    790,351,760

--------------------------------------------------------------------------------
CAPITAL MARKETS--2.5%
Merrill Lynch & Co., Inc., Series C,
5.485%, 10/19/07 1                                 50,000,000        50,048,278
--------------------------------------------------------------------------------
Morgan Stanley, 5.24%, 5/4/07                      40,000,000        39,627,378
                                                                ----------------
                                                                     89,675,656

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.4%
HSBC Finance Corp.:
5.24%, 5/4/07                                      50,000,000        49,534,222
5.25%, 3/2/07                                      71,000,000        70,989,646
                                                                ----------------
                                                                    120,523,868

--------------------------------------------------------------------------------
INSURANCE--2.5%
ING America Insurance Holdings, Inc.:
5.24%, 4/26/07                                     39,700,000        39,376,401


                 2 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
5.24%, 5/22/07                                 $   49,000,000   $    48,415,158
                                                                ----------------
                                                                     87,791,559

--------------------------------------------------------------------------------
LEASING & FACTORING--2.7%
American Honda Finance Corp.:
5.323%, 12/6/07 1,3                                45,000,000        45,000,000
5.33%, 11/9/07 1,3                                 50,000,000        50,000,000
                                                                ----------------
                                                                     95,000,000

--------------------------------------------------------------------------------
MUNICIPAL--0.1%
City Parc at Golden Triangle Ltd.
Partnership, 5.34%, 4/5/07 1                        5,525,000         5,525,000
--------------------------------------------------------------------------------
OIL & GAS--2.4%
Total Capital, 5.32%, 3/1/07 2                     84,000,000        84,000,000
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--6.3%
Procter & Gamble Co. International Funding:
5.24%, 6/4/07 2                                    54,750,000        53,992,929
5.25%, 4/12/07 2                                   66,000,000        65,595,750
5.26%, 3/2/07 2                                    39,812,000        39,806,183
--------------------------------------------------------------------------------
Reckitt Benckiser plc:
5.25%, 5/4/07 2                                    25,000,000        24,766,667
5.25%, 5/8/07 2                                    40,000,000        39,603,333
                                                                ----------------
                                                                    223,764,862

--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--4.1%
K2 (USA) LLC, 5.19%, 4/10/07                       42,200,000        41,956,647
--------------------------------------------------------------------------------
LINKS Finance LLC, 5.329%, 12/3/07 1               15,000,000        14,997,736
--------------------------------------------------------------------------------
Parkland (USA) LLC, 5.30%, 7/16/07 1,3             50,000,000        49,996,233
--------------------------------------------------------------------------------
Ticonderoga Funding LLC, 5.27%, 3/6/07             38,000,000        37,972,183
                                                                ----------------
                                                                    144,922,799

                                                                ----------------
Total Short-Term Notes (Cost $1,641,555,504)                      1,641,555,504

--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $3,563,998,280)                                   100.2%    3,563,998,280
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.2)       (8,505,279)

                                               ---------------------------------
NET ASSETS                                              100.0%  $ 3,555,493,001
                                               =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,062,508,506, or 29.88% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $144,996,233 or 4.08% of the Fund's net assets as of February 28, 2007.


                 3 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 28, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                 4 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund

By:   /s/John V. Murphy
      ----------------------
      John V. Murphy
      Principal Executive Officer

Date: April 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
      ----------------------
      John V. Murphy
      Principal Executive Officer

Date: April 10, 2007

By:   /s/Brian W. Wixted
      ----------------------
      Brian W. Wixted
      Principal Financial Officer

Date: April 10, 2007